Provisions (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of other provisions [line items]
Provisions	€ 0
Additions	1,396
Provisions	1,396
Provisions for litigation
Disclosure of other provisions [line items]
Provisions	0
Additions	1,394
Provisions	1,394
Provisions for risks
Disclosure of other provisions [line items]
Provisions	0
Additions	2
Provisions	€ 2